Consolidated Statement of Changes in Stockholders' Equity (USD $)	Issued on April 25, 2013 [Member] Preferred Stock [Member] Successor [Member]	Preferred Shares Issued On May 22, 2013 [Member] Preferred Stock [Member] Successor [Member]	Preferred Shares Issued On May 22, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Preferred Shares Issued On May 22, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Preferred Shares Issued On May 22, 2013 [Member] Successor [Member] USD ($)	Issued on May 22, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on May 22, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on May 22, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on May 22, 2013 [Member] Successor [Member] USD ($)	Issued on October 30, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on October 30, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on October 30, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on October 30, 2013 [Member] Successor [Member] USD ($)	Issued on November 13, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on November 13, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on November 13, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on November 13, 2013 [Member] Successor [Member] USD ($)	Issued on November 20, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on November 20, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on November 20, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on November 20, 2013 [Member] Successor [Member] USD ($)	Issued on December 23, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on December 23, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on December 23, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on December 23, 2013 [Member] Successor [Member] USD ($)	Preferred Stock [Member] Successor [Member] USD ($)	Common Stock [Member] Successor [Member] USD ($)	Additional Paid-in Capital [Member] Successor [Member] USD ($)	Retained Earnings [Member] Successor [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member] USD ($)	Parent [Member] Successor [Member] USD ($)	Noncontrolling Interest [Member] Successor [Member] USD ($)	Successor [Member] USD ($)	Total USD ($)
Balance at Apr. 22, 2013
Issuance of stock																											$ 885,296,000	$ 885,296,000
Issuance of stock (in Shares)																										2	88,529,500
Equity offering cost																												24,078,000					24,078,000
Equity compensation																												49,000					49,000
Balance at Jun. 30, 2013																												881,267,000	(80,000)				881,187,000
Net loss at Jun. 30, 2013																													(80,000)				(80,000)
Balance (in Shares) at Jun. 30, 2013																										2,000,000	88,529,500
Balance at Apr. 22, 2013
Issuance of stock			20,000,000	20,000,000	20,000,000		885,000,000	885,000,000	885,000,000						8,000,000	8,000,000	8,000,000						3,847,000	3,847,000	3,847,000
Issuance of stock (in Shares)	2	1,999,998				88,529,500								761,904								349,691
Issuance of 1,900 common shares @ $11.00 per share on December 23, 2013 to an unrelated third party for services (in Shares)																						1,900
Foreign currency translation adjustments																														(659,000)	(659,000)	16,000	(643,000)
Pension and postretirement plans, net of tax expense of $1,750																														1,784,000	1,784,000		1,784,000
Derivatives valuation, net of tax expense of $63																														100,000	100,000		100,000
Unrealized gain on available for sale equity securities, net of tax expense of $25																														40,000	40,000		40,000
Dividend paid to non-controlling interest partner																																(25,000)	(25,000)
Assignment of value for non controlling interest in business acquisition																																97,433,000	97,433,000
Equity offering cost																												(24,078,000)			(24,078,000)		(24,078,000)
Equity compensation																												542,000			542,000		542,000
Exercise of warrants											137,248,000	137,248,000	137,248,000		4,106,000	4,106,000	4,106,000		5,367,000	5,367,000	5,367,000
Exercise of warrants (in Shares)										13,071,199				391,081				466,666
Preferred stock dividend rights																												172,006,000			172,006,000		172,006,000
Balance at Dec. 31, 2013																												1,212,038,000	(194,222,000)	1,265,000	1,019,081,000	96,021,000	1,115,102,000	1,115,102,000
Net loss at Dec. 31, 2013																													(194,222,000)		(194,222,000)	(1,403,000)	(195,625,000)
Balance (in Shares) at Dec. 31, 2013																										2,000,000	103,571,941
Issuance of stock																												44,000			44,000			44,000
Issuance of stock (in Shares)																											3,959							16,244,694
Foreign currency translation adjustments																														22,975,000	22,975,000	14,000		22,989,000
Pension and postretirement plans, net of tax expense of $1,750																														228,000	228,000			228,000
Derivatives valuation, net of tax expense of $63																														(100,000)	(100,000)			(100,000)
Unrealized gain on available for sale equity securities, net of tax expense of $25																														4,000	4,000			4,000
Dividend paid to non-controlling interest partner																																(380,000)		(380,000)
Equity offering cost																												13,433,000			13,433,000			13,433,000
Balance at Jun. 30, 2014																										20,000	1,353,000	1,703,483,000	(202,016,000)	24,372,000	1,527,212,000	98,989,000		1,626,201,000
Net loss at Jun. 30, 2014																													$ (7,794,000)		$ (7,794,000)	$ 3,334,000	$ (4,460,000)	$ (4,460,000)
Balance (in Shares) at Jun. 30, 2014																										2,000,000	137,290,980